Other liabilities - Disclosure of other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Payables for buy-back agreements, current	€ 1,877	€ 1,968
Payables for buy-back agreements, non-current	4,645	4,931
Payables for buy-back agreements	6,522	6,899
Accrued expenses and deferred income, current	4,778	3,620
Accrued expenses and deferred income, non-current	751	149
Accrued expenses and deferred income	5,529	3,769
Indirect tax payables, current	1,426	1,563
Indirect tax payables, non-current	15	23
Indirect tax payables	1,441	1,586
Payables to personnel, current	2,658	2,700
Payables to personnel, non-current	4	6
Payables to personnel	2,662	2,706
Social security payables, current	567	633
Social security payables, non-current	15	14
Social security payables	582	647
Construction contract liabilities, current	107	111
Construction contract liabilities, non-current	0	0
Construction contract liabilities	107	111
Service contract liability, current	808	948
Service contract liability, non-current	2,160	2,255
Service contract liability	2,968	3,203
Derivative operating liabilities - current	746	708
Derivative operating liabilities, non-current	299	224
Derivatives operating liability	1,045	932
Other, current	2,603	2,277
Other, non-current	176	527
Other	2,779	2,804
Total Other liabilities, current	15,570	14,528
Total Other liabilities, non-current	8,065	8,129
Total Other liabilities	€ 23,635	€ 22,657